Principal Funds, Inc.
Supplement dated March 9, 2016
to the Statutory Prospectus dated March 1, 2016
This supplement updates information contained in the Statutory Prospectus. Please retain this supplement for future reference.

FUND SUMMARY FOR PRINCIPAL LIFETIME HYBRID INCOME FUND
In the Annual Fund Operating Expenses section, replace the table with the following:

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	34.60%	16.28%
Acquired Fund Fees and Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	35.08%	16.76%
Expense Reimbursement (3)	(34.55)%	(16.26)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.53%	0.50%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3) Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

In the Example section, replace the table with the following:

	1 year	3 years	5 years	10 years
Institutional Class	$54	$5,109	$7,902	$10,127
Class R-6	51	2,958	5,446	9,516
In the Performance section, replace the last row in the Average Annual Total Returns table with the following:

Average Annual Total Returns
	1 Year	Life of Fund
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)	(0.18)%	1.05%

FUND SUMMARY FOR PRINCIPAL LIFETIME HYBRID 2015 FUND
In the Annual Fund Operating Expenses section, replace the table with the following:

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	5.45%	2.65%
Acquired Fund Fees and Expenses	0.43%	0.43%
Total Annual Fund Operating Expenses	5.88%	3.08%
Expense Reimbursement (3)	(5.40)%	(2.63)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.48%	0.45%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3) Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

In the Example section, replace the table with the following:

	1 year	3 years	5 years	10 years
Institutional Class	$49	$1,184	$2,392	$5,319
Class R-6	46	660	1,344	3,175
In the Performance section, replace the last row in the Average Annual Total Returns table with the following:

Average Annual Total Returns
	1 Year	Life of Fund
S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)	(0.16)%	1.34%

FUND SUMMARY FOR PRINCIPAL LIFETIME HYBRID 2020 FUND
In the Annual Fund Operating Expenses section, replace the table with the following:

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	2.70%	1.34%
Acquired Fund Fees and Expenses	0.44%	0.44%
Total Annual Fund Operating Expenses	3.14%	1.78%
Expense Reimbursement (3)	(2.65)%	(1.32)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.49%	0.46%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3) Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

In the Example section, replace the table with the following:

	1 year	3 years	5 years	10 years
Institutional Class	$50	$676	$1,372	$3,230
Class R-6	47	409	819	1,966
In the Performance section, replace the last row in the Average Annual Total Returns table with the following:

Average Annual Total Returns
	1 Year	Life of Fund
S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)	(0.19)%	1.41%

FUND SUMMARY FOR PRINCIPAL LIFETIME HYBRID 2025 FUND
In the Annual Fund Operating Expenses section, replace the table with the following:

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	6.35%	3.07%
Acquired Fund Fees and Expenses	0.46%	0.46%
Total Annual Fund Operating Expenses	6.81%	3.53%
Expense Reimbursement (3)	(6.30)%	(3.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.51%	0.48%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3) Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

In the Example section, replace the table with the following:

	1 year	3 years	5 years	10 years
Institutional Class	$52	$1,354	$2,716	$5,909
Class R-6	49	749	1,523	3,562
In the Performance section, replace the last row in the Average Annual Total Returns table with the following:

Average Annual Total Returns
	1 Year	Life of Fund
S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)	(0.25)%	1.31%

FUND SUMMARY FOR PRINCIPAL LIFETIME HYBRID 2030 FUND
In the Annual Fund Operating Expenses section, replace the table with the following:

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	3.60%	1.77%
Acquired Fund Fees and Expenses	0.45%	0.45%
Total Annual Fund Operating Expenses	4.05%	2.22%
Expense Reimbursement (3)	(3.55)%	(1.75)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.50%	0.47%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3) Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

In the Example section, replace the table with the following:

	1 year	3 years	5 years	10 years
Institutional Class	$51	$849	$1,725	$3,988
Class R-6	48	496	1,002	2,393
In the Performance section, replace the last row in the Average Annual Total Returns table with the following:

Average Annual Total Returns
	1 Year	Life of Fund
S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)	(0.30)%	1.32%

FUND SUMMARY FOR PRINCIPAL LIFETIME HYBRID 2035 FUND
In the Annual Fund Operating Expenses section, replace the table with the following:

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	5.36%	2.61%
Acquired Fund Fees and Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	5.84%	3.09%
Expense Reimbursement (3)	(5.31)%	(2.59)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.53%	0.50%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3) Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

In the Example section, replace the table with the following:

	1 year	3 years	5 years	10 years
Institutional Class	$54	$1,182	$2,382	$5,295
Class R-6	51	667	1,354	3,188
In the Performance section, replace the last row in the Average Annual Total Returns table with the following:

Average Annual Total Returns
	1 Year	Life of Fund
S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)	(0.35)%	1.33%

FUND SUMMARY FOR PRINCIPAL LIFETIME HYBRID 2040 FUND
In the Annual Fund Operating Expenses section, replace the table with the following:

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	6.93%	3.35%
Acquired Fund Fees and Expenses	0.44%	0.44%
Total Annual Fund Operating Expenses	7.37%	3.79%
Expense Reimbursement (3)	(6.88)%	(3.33)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.49%	0.46%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3) Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

In the Example section, replace the table with the following:

	1 year	3 years	5 years	10 years
Institutional Class	$50	$1,452	$2,902	$6,237
Class R-6	47	796	1,621	3,775
In the Performance section, replace the last row in the Average Annual Total Returns table with the following:

Average Annual Total Returns
	1 Year	Life of Fund
S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)	(0.40)%	1.30%

FUND SUMMARY FOR PRINCIPAL LIFETIME HYBRID 2045 FUND
In the Annual Fund Operating Expenses section, replace the table with the following:

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	9.13%	4.39%
Acquired Fund Fees and Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	9.61%	4.87%
Expense Reimbursement (3)	(9.08)%	(4.37)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.53%	0.50%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3) Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

In the Example section, replace the table with the following:

	1 year	3 years	5 years	10 years
Institutional Class	$54	$1,841	$3,612	$7,372
Class R-6	51	1,002	2,031	4,615
In the Performance section, replace the last row in the Average Annual Total Returns table with the following:

Average Annual Total Returns
	1 Year	Life of Fund
S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)	(0.46)%	1.26%

FUND SUMMARY FOR PRINCIPAL LIFETIME HYBRID 2050 FUND
In the Annual Fund Operating Expenses section, replace the table with the following:

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	12.41%	5.93%
Acquired Fund Fees and Expenses	0.47%	0.47%
Total Annual Fund Operating Expenses	12.88%	6.40%
Expense Reimbursement (3)	(12.36)%	(5.91)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.52%	0.49%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3) Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

In the Example section, replace the table with the following:

	1 year	3 years	5 years	10 years
Institutional Class	$53	$2,373	$4,527	$8,589
Class R-6	50	1,279	2,574	5,656
In the Performance section, replace the last row in the Average Annual Total Returns table with the following:

Average Annual Total Returns
	1 Year	Life of Fund
S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)	(0.47)%	1.29%

FUND SUMMARY FOR PRINCIPAL LIFETIME HYBRID 2055 FUND
In the Annual Fund Operating Expenses section, replace the table with the following:

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	45.67%	21.36%
Acquired Fund Fees and Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	46.15%	21.84%
Expense Reimbursement (3)	(45.62)%	(21.34)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.53%	0.50%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3) Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

In the Example section, replace the table with the following:

	1 year	3 years	5 years	10 years
Institutional Class	$54	$5,957	$8,328	$9,495
Class R-6	51	3,654	6,412	10,135
In the Performance section, replace the last row in the Average Annual Total Returns table with the following:

Average Annual Total Returns
	1 Year	Life of Fund
S&P Target Date 2055+ Index (reflects no deduction for fees, expenses, or taxes)	(0.54)%	1.22%

FUND SUMMARY FOR PRINCIPAL LIFETIME HYBRID 2060 FUND
In the Annual Fund Operating Expenses section, replace the table with the following:

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	319.03%	134.38%
Acquired Fund Fees and Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	319.54%	134.89%
Expense Reimbursement (3)	(318.98)%	(134.36)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.56%	0.53%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3) Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

In the Example section, replace the table with the following:

	1 year	3 years	5 years	10 years
Institutional Class	$57	$22,394	$98,938	$(4,443,536)(1)
Class R-6	54	5,079	5,164	5,172
(1) As of October 31, 2015, the Institutional Class of LifeTime Hybrid 2060 Fund had approximately $18,000 in net assets; therefore the example calculation renders unusual cost examples for years other than those during which the expense reimbursement is in place.

In the Performance section, replace the last row in the Average Annual Total Returns table with the following:

Average Annual Total Returns
	1 Year	Life of Fund
S&P Target Date 2055+ Index (reflects no deduction for fees, expenses, or taxes)	(0.54)%	1.22%